Related Parties and Others - Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 2,622	₩ 3,724	₩ 2,323
Expenses related to the defined benefit plan	794	488	897
Key management personnel compensation	₩ 3,416	₩ 4,212	₩ 3,220